Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization
Organization

1. Organization

        Vitae Pharmaceuticals, Inc. ("Vitae" or the "Company") is a clinical-stage biotechnology company focused on discovering and developing novel, small molecule drugs for diseases that represent large market opportunities where there are significant unmet medical needs. The Company is developing a robust and growing portfolio of novel product candidates internally generated by Contour®, its proprietary structure-based drug discovery platform. The Company has two partnered product candidates in the clinic and several wholly-owned drug candidates in preclinical development.

        The Company's most advanced product candidates include VTP-34072, which is in a Phase 2a clinical trial for the treatment of type 2 diabetes, and BI1181181, which is in Phase 1 clinical trials for Alzheimer's disease ("Alzheimer's"). Both products are being developed under separate collaborations with Boehringer Ingelheim GmbH ("BI"), which has provided the Company with an aggregate of $128 million in non-equity funding as of September 30, 2014, including upfront license fees, research funding and success-based milestones.

        The Company has several wholly-owned product candidates advancing in preclinical development, including VTP-43742 for the treatment of autoimmune disorders, VTP-38543 for the treatment of atopic dermatitis, and VTP-38443 for the treatment of acute coronary syndrome. The Company intends to advance and retain rights to these and other programs and product candidates that the Company believes it can develop and commercialize, and to strategically partner where doing so can accelerate the program and generate non-dilutive capital for Vitae.

        Vitae is currently pursuing the following strategies: advance its growing portfolio of product candidates, establish late-stage development and commercialization capabilities for certain of the Company's product candidates in the U.S. and potentially other markets, selectively collaborate with large biotechnology and pharmaceutical companies to maximize the value of the Company's product candidates, leverage Contour to rapidly discover novel small molecule product candidates for additional validated, difficult-to-drug targets, and continue investing in technology, people and intellectual property.

        As of September 30, 2014, the Company had cash, cash equivalents and short-term investments of approximately $67.8 million, which is expected to enable the Company to fund its currently anticipated operating expenses and capital expenditure requirements through the first half of 2016. However, the Company will need to secure additional funding in the future, from one or more equity or debt financings, collaborations, or other sources, in order to carry out all of the Company's planned research and development activities. The future success of the Company is dependent on its ability to develop its product candidates and ultimately upon its ability to attain profitable operations. The Company is subject to a number of risks similar to other life sciences companies, including, but not limited to, successful discovery and development of its drug candidates, raising additional capital, development by its competitors of new technological innovations, protection of proprietary technology and market acceptance of the Company's products.

1. Organization

        Vitae Pharmaceuticals, Inc. ("Vitae" or the "Company") is a clinical-stage biotechnology company focused on discovering and developing novel, small molecule drugs for diseases that represent large market opportunities where there are significant unmet medical needs. The Company is developing a robust and growing portfolio of novel product candidates internally generated by Contour®, its proprietary structure-based drug discovery platform. The Company has two partnered product candidates in the clinic and several wholly-owned drug candidates in preclinical development.

        The Company's most advanced product candidates include VTP-34072, which is in a Phase 2 clinical trial for the treatment of type 2 diabetes, and VTP-37948/BI1181181 ("BI1181181"), which is in Phase 1 clinical trials for Alzheimer's disease ("Alzheimer's"). Both products are being developed under separate collaborations with Boehringer Ingelheim GmbH ("BI"), which has provided the Company with an aggregate of $122 million in non-equity funding as of December 31, 2013, including upfront license fees, research funding and success-based milestones.

        The Company has several wholly-owned product candidates advancing in preclinical development, including VTP-43742 for the treatment of autoimmune disorders, VTP-38543 for the treatment of atopic dermatitis, and VTP-38443 for the treatment of acute coronary syndrome. The Company intends to advance and retain rights to these and other programs and product candidates that the Company believes it can develop and commercialize, and to strategically partner where doing so can accelerate the program and generate non-dilutive capital for Vitae.

        Vitae is currently dedicating its resources to advance its growing portfolio of product candidates, establish late-stage development and commercialization capabilities for certain of the Company's product candidates in the U.S. and potentially other markets, selectively collaborate with large biotechnology and pharmaceutical companies to maximize the value of our product candidates, leverage Contour to rapidly discover novel small molecule product candidates for additional validated, difficult-to-drug targets, and continue investing in technology, people and intellectual property.

        The Company is financed by venture capital and corporate investors and is headquartered in Fort Washington, Pennsylvania.

        The Company has an accumulated deficit as of December 31, 2013 of approximately $110.9 million and will require substantial additional capital for research and product development. The future success of the Company is dependent on its ability to develop its product candidates and ultimately upon its ability to attain profitable operations. The Company is subject to a number of risks similar to other life sciences companies, including, but not limited to, successful discovery and development of its drug candidates, raising additional capital, development by its competitors of new technological innovations, protection of proprietary technology and market acceptance of the Company's products. At December 31, 2013, the Company believes its cash, cash equivalents and marketable securities, totaling approximately $32.5 million, are sufficient to fund operations for a period of at least 12 months from the balance sheet date.